Document and Entity Information	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2026
Entity Registrant Name	CV SCIENCES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-54677
Entity Tax Identification Number	80-0944970
Entity Address, Address Line One	9530 Padgett Street, Suite 107
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92126
City Area Code	866
Local Phone Number	290-2157
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001510964